CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 15,750	$ 22,160
Time deposits with original maturities over three months	13,979	3,053
Time deposit with original maturities over twelve months – current		1,047
Marketable securities (note 3)	23,026	20,722
Held-to-maturity investment	5,157
Accounts receivable, less allowances for credit losses of $39 and $98 at March 31, 2023 and 2024, respectively (note 2)	11,986	15,704
Inventories, net (note 4)	12,129	17,325
Prepaid expenses and other current assets (note 5)	1,228	1,149
Total current assets	83,255	81,160
Property, plant and equipment, net (note 6)	24,603	26,051
Deferred tax assets (note 8)	419	262
Time deposits with original maturities over twelve months	2,799	2,906
Total assets	111,076	110,379
Current liabilities:
Accounts payable	5,210	6,949
Accrued payroll and employee benefits	7,159	7,943
Customer deposits	1,712	2,216
Other accrued liabilities (note 7)	1,236	1,989
Income taxes payable	1,113	1,149
Total current liabilities	16,430	20,246
Deferred income tax liabilities (note 8)	476	484
Total liabilities	16,906	20,730
Commitments and contingencies (note 10)
Shareholders’ equity:
Common shares nil par value; authorized 30,000,000 shares as of March 31, 2023 and 2024; 17,081,810 and 17,081,810 shares issued as of March 31, 2023 and 2024; 15,935,239 and 15,935,239 shares outstanding as of March 31, 2023 and 2024	53,202	53,202
Treasury stock at cost; 1,146,571 shares as of March 31, 2023 and 2024	(2,821)	(2,821)
Additional paid-in capital	7,973	7,973
Accumulated other comprehensive income	5,316	5,316
Retained earnings	30,500	25,979
Total shareholders’ equity	94,170	89,649
Total liabilities and shareholders’ equity	$ 111,076	$ 110,379